Reconciliation of Income Tax Expense (Benefit) Computed at Statutory Rate (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
Income tax (benefit) expense computed at the statutory rate	$ (45,054)	$ 197,945	$ 295,177	$ 63,066	$ 260,567
Dividends-received deductions and tax-exempt interest	(15,911)	(14,052)	(40,687)	(27,849)	(32,037)
State income tax	3,985	1,820	4,642	4,106	(2,049)
Release AZLPF tax					(5,829)
(Release) Accrual of tax contingency reserve	17	(11,076)	(10,701)	2,180	2,571
Foreign tax, net	(1,703)	(1,569)	(3,143)	(3,202)	(12,209)
Corporate-owned life insurance	(2,871)	(1,448)	(2,285)	(7,806)	(12,933)
Penalties	10	475	529	(6,174)	6,376
Low Income Housing Tax Credits	(1,534)	(637)
Other	768	654	(466)	402	(1,165)
Total income tax (benefit) expense	$ (62,293)	$ 172,112	$ 243,066	$ 24,723	$ 203,292